Property, Plant and Equipment (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 7. Property, Plant and Equipment

	June 30, 2025	December 31, 2024
Leasehold improvements	$887	$548
Machinery & equipment	1,524	664
Computers & office equipment	14	14
Construction in progress	—	266
Property, plant and equipment, gross	2,425	1,492
Less: Accumulated depreciation	(453)	(78)
Property, plant and equipment, net	$1,972	$1,414

Note 7. Property, Plant and Equipment

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Leasehold improvements	$548	$38
Machinery & equipment	664	86
Computers & office equipment	14	19
Construction in progress	266	502
Property, Plant and Equipment, Gross	1,492	645
Less: Accumulated depreciation	(78)	(8)
Property, Plant and Equipment, Net	$1,414	$637

Total depreciation expense on property, plant and equipment was as follows:

	Successor	Predecessor
	Period from October 2, 2024 through December 31, 2024	Period from January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Depreciation Expense	$78	$148	$8